Cash and Cash Equivalents - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Current accounts with banks		₸ 90,098
Short-term deposits with banks	₸ 192,102
Fair value of collateral of reverse repurchase agreements classified as cash and cash equivalents	0	70,160
Restricted deposits included in due from banks with investment credit ratings	₸ 35,114	₸ 27,357